Property, Plant and Equipment - Summary of Reconciliation of Changes in Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 12,971	$ 13,318
Merger impact (Note 3)	7,459
Other acquisitions	107
Additions	1,446	625
Disposals	(47)
Foreign currency translation	(47)
Other adjustments	41	20
Depreciation	(1,325)	(687)
Impairment	(1,809)
Impairment		(305)
Ending balance	18,796	12,971
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,142
Ending balance	28,814	20,142
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,171)
Ending balance	(10,018)	(7,171)
Land And Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	612	618
Merger impact (Note 3)	396
Other acquisitions	10
Additions	41
Disposals	(3)
Transfers	10	63
Foreign currency translation	(9)
Depreciation	(33)	(19)
Impairment	(6)
Impairment		(50)
Ending balance	1,018	612
Land And Improvements [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	868
Ending balance	1,294	868
Land And Improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(256)
Ending balance	(276)	(256)
Buildings and Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,184	4,212
Merger impact (Note 3)	2,695
Other acquisitions	31
Additions	61
Disposals	(14)
Transfers	30	71
Foreign currency translation	(16)
Other adjustments	44
Depreciation	(195)	(83)
Impairment	(776)
Impairment		(16)
Ending balance	6,044	4,184
Buildings and Improvements [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,837
Ending balance	7,617	4,837
Buildings and Improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(653)
Ending balance	(1,573)	(653)
Machinery And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,744	6,859
Merger impact (Note 3)	4,042
Other acquisitions	66
Additions	327	9
Disposals	(30)
Transfers	538	521
Foreign currency translation	(15)
Other adjustments	(6)	5
Depreciation	(1,032)	(487)
Impairment	(752)
Impairment		(163)
Ending balance	9,882	6,744
Machinery And Equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,000
Ending balance	16,806	12,000
Machinery And Equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,256)
Ending balance	(6,924)	(5,256)
Mine development costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	979	1,027
Additions	42	88
Transfers	18	(21)
Other adjustments	10	15
Depreciation	(65)	(98)
Impairment	(275)
Impairment		(32)
Ending balance	709	979
Mine development costs [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,985
Ending balance	1,954	1,985
Mine development costs [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,006)
Ending balance	(1,245)	(1,006)
Assets Under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	452	602
Merger impact (Note 3)	326
Additions	975	528
Transfers	(596)	(634)
Foreign currency translation	(7)
Other adjustments	(7)
Impairment		(44)
Ending balance	1,143	452
Assets Under Construction [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	452
Ending balance	$ 1,143	$ 452